Principal accountant fees and services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PwC
Disclosure of geographic region
Audit fees	€ 9,386
Audit-related fees	510
Tax fees	951
Other fees	5,236
KPMG
Disclosure of geographic region
Audit fees	455	€ 10,113	€ 7,845
Audit-related fees	87	615	320
Tax fees	310	318	1,069
Other fees	42	41	251
Germany | PwC
Disclosure of geographic region
Audit fees	1,608
Audit-related fees	394
Tax fees	54
Other fees	5,236
Germany | KPMG
Disclosure of geographic region
Audit fees		1,665	1,322
Audit-related fees	€ 45	€ 525	316
Tax fees			115
Other fees			€ 234